Intangible Assets - Summary of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Opening Balance	¥ 1,108,634
Closing Balance	1,191,966	¥ 1,108,634
Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	631,176
Closing Balance	663,762	631,176
Gross carrying amount [Member]
Statement [Line Items]
Opening Balance	1,832,016	1,592,391
Additions	41,616	62,423
Internally developed	286,853	217,307
Sales or disposal	(224,400)	(102,825)
Foreign currency translation adjustments	25,333	6,305
Other	7,048	56,416
Closing Balance	1,968,466	1,832,016
Gross carrying amount [Member] | Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	1,104,142	991,675
Additions
Internally developed	200,512	158,246
Sales or disposal	(163,419)	(45,779)
Foreign currency translation adjustments
Other
Closing Balance	1,141,234	1,104,142
Gross carrying amount [Member] | Software and other [Member]
Statement [Line Items]
Opening Balance	727,874	600,716
Additions	41,616	62,423
Internally developed	86,342	59,061
Sales or disposal	(60,981)	(57,047)
Foreign currency translation adjustments	25,333	6,305
Other	7,048	56,416
Closing Balance	827,232	727,874
Accumulated depreciation, amortisation and impairment [Member]
Statement [Line Items]
Opening Balance	(723,382)	(592,134)
Amortization	(262,518)	(233,892)
Impairment losses
Sales or disposal	223,794	101,132
Foreign currency translation adjustments	(13,570)	(2,818)
Other	(823)	4,330
Closing Balance	(776,500)	(723,382)
Accumulated depreciation, amortisation and impairment [Member] | Capitalized development costs [Member]
Statement [Line Items]
Opening Balance	(472,966)	(366,202)
Amortization	(167,926)	(152,542)
Impairment losses
Sales or disposal	163,419	45,779
Foreign currency translation adjustments
Other
Closing Balance	(477,472)	(472,966)
Accumulated depreciation, amortisation and impairment [Member] | Software and other [Member]
Statement [Line Items]
Opening Balance	(250,417)	(225,932)
Amortization	(94,593)	(81,350)
Impairment losses
Sales or disposal	60,375	55,354
Foreign currency translation adjustments	(13,570)	(2,818)
Other	(823)	4,330
Closing Balance	¥ (299,028)	¥ (250,417)